Equity Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2014
Expected Dividend Yield Valuation Model

Expected Dividend Yield- The Company has not historically declared dividends, and no future dividends are expected to be available to benefit option holders. Accordingly, the Company used an expected dividend yield of zero in the valuation model.

	Year Ended December 31,
	2014	2013	2012
Expected volatility	41.9%	86.0%	91.2%
Average expected term in years	3.9 - 6.6	7	7
Risk-free interest rate	1.01% - 2.09%	1.7%	1.2%
Expected dividend yield	0.0%	0.0%	0.0%

Service Period Stock Options
Summary of Stock Option Outstanding and Changes under the Plans

Service Period Stock Options—A summary of service period stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	1,095,412	$6.82
Granted	—	—
Exercised	(7,953)	6.28
Forfeited	(4,719)	6.72
Outstanding at December 31, 2013	1,082,740	6.91
Granted	255,585	15.00
Modified from Performance Based Options to Service Period Stock Options	680,753	7.10
Exercised	—	—
Forfeited	(741)	6.27
Outstanding at December 31, 2014	2,018,337	$7.91	5.8	$18,391,809
Exercisable at December 31, 2014	1,064,565	$6.81	4.5	$10,914,048

Summary of Nonvested Service Period Stock Options

A summary of the nonvested service period stock options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Nonvested as of December 31, 2013	189,234	$6.02
Granted	255,585	$6.34
Modified from Performance Based Options to Service Period Stock Options	680,753	$8.90
Vested	(171,059)	$5.83
Forfeited	(741)	$6.25
Nonvested as of December 31, 2014	953,772	$8.16

Performance Based Options
Summary of Stock Option Outstanding and Changes under the Plans

A summary of performance-based stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	674,942	$7.10
Granted	11,094	7.10
Forfeited	(5,283)	7.10
Outstanding at December 31, 2013	680,753	7.10
Granted	255,585	15.00
Modified from Exit Event Options to Performance Based Options	657,693	7.10
Modified from Performance Based Options to Service Period Stock Options	(680,753)	7.10
Outstanding at December 31, 2014	913,278	$9.31	7.1	$7,078,163

Summary of Nonvested Service Period Stock Options

A summary of the nonvested performance-based options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at January 1, 2014	680,753	$5.85
Granted	255,585	6.41
Modified from Exit Event Options to Performance Based Options	657,693	9.31
Modified from Performance Based Options to Service Period Stock Options	(680,753)	(5.85)
Nonvested as of December 31, 2014	913,278	$8.50

Exit Event Options
Summary of Stock Option Outstanding and Changes under the Plans

A summary of exit event stock options outstanding and changes under the plans during the year ended December 31, 2014 is presented below:

Options	Shares	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	873,508	$7.10
Granted	5,177	7.10
Forfeited	(1,761)	7.10
Outstanding at December 31, 2013	876,924	7.10
Cancelled	(219,231)	7.10
Modified from Exit Event Options to Performance Based Options	(657,693)	7.10
Outstanding at December 31, 2014	—	—	—	—

Summary of Nonvested Service Period Stock Options

No exit event options were exercisable at December 31, 2013, or 2012. A summary of the nonvested service period stock options as of December 31, 2014, and changes during the year ended December 31, 2014, is presented below:

	Number of Options	Weighted-Average Grant-Date Fair Value Per Share
Outstanding at January 1, 2014	876,924	$5.85
Cancelled	(219,231)	5.85
Modified from Exit Event Options to Performance Based Options	(657,693)	5.85
Nonvested as of December 31, 2014	—